INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Income before income taxes	R$ 21,024,584	R$ 16,900,514	R$ 10,208,351
Total burden of income tax (25%) and social contribution (20%) at the current rates	(9,461,063)	(7,605,231)	(4,593,758)
Effect of additions and exclusions in the tax calculation:
Share of profit of associates and joint ventures	973,182	689,213	945,756
Non-taxable income net of non-deductible expenses (1)	3,046,366	1,026,745	1,152,929
Interest on shareholders' equity	6,524,673	5,077,509	5,089,859
Other amounts (2)	1,816,894	1,453,403	1,699,628
Income tax and social contribution for the period	R$ 2,900,052	R$ 641,639	R$ 4,294,414